Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	€ 300
Ending balance	226	€ 300
Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	684	675
Increases	25	22
Decreases	(140)	(1)
Exchange differences	28	(12)
Ending balance	597	684
Accumulated amortization
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	(384)	(258)
Depreciation charge	(44)	(56)
Impairment charge	(25)	(74)
Decreases	99	1
Exchange differences	(17)	3
Ending balance	€ (371)	€ (384)